Net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (15,000)	¥ (104,420)	¥ (416,694)	¥ (580,811)
Numerator for basic and diluted loss per share	$ (15,000)	¥ (104,420)	¥ (416,694)	¥ (580,811)
Denominator:
Weighted average ordinary shares outstanding-basic and diluted	308,364,918	308,364,918	304,542,400	301,610,060
Basic and diluted net loss per share attributable to ordinary shareholders | (per share)	$ (0.05)	¥ (0.34)	¥ (1.37)	¥ (1.93)
Stock options and restricted share units
Net loss per share
Anti-dilutive and excluded from the calculation of diluted net loss per share (in shares)	27,421,502	27,421,502	26,635,519	27,407,348
Preferred shares
Net loss per share
Anti-dilutive and excluded from the calculation of diluted net loss per share (in shares)	0	0
ADS
Denominator:
Basic and diluted net loss per share attributable to ordinary shareholders | (per share)	$ (0.73)	¥ (5.08)	¥ (20.55)	¥ (28.95)